OTHER OPERATING INCOME (EXPENSES), NET (Tables)	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Summary of Detailed Information About Other Operating Income (Expense)
	Consolidated
	2021	2020	2019
Other operating income, net
Result on write-off of property, plant and equipment	-	11,855	6,098
ICMS-ST (a)	-	18,653	42,336
Tax Credits	11,391	105,234	21,402
PIS/COFINS credits (b)	203,694	-	95,614
Tax benefit for joining the amnesty program (c)	82,140	-	-
Incentive income	13,280	-	-
Proceeds from the sale of the customer portfolio	16,113	-	23,092
Tax contingencies	3,949	-	-
Other operating income	12,985	10,757	-
Total other operating income	343,552	146,499	188,542

Other operating expenses, net
Result on write-off of property, plant and equipment	(3,610)	-	-
Crer para Ver (d)	(47,523)	(54,500)	(36,156)
Expense on the sale of customer portfolio	-	(7,498)	-
Expenses related Avon acquisition	-	(303,916)	(141,348)
Transformation and integration plan (e)	(511,048)	(256,700)	(51,520)
Taxes contingencies	-	(10,100)	-
Other operating expenses	(20,390)	(29,975)	(8,829)
Total other operating expenses	(582,571)	(662,689)	(237,853)
Other operating income (expenses), net	(239,019)	(516,190)	(49,311)

(a)	Refers to the requirement of ICMS tax substitution, for different Federal States of Brazil (details in note 22). During 2020, provision reversals were made due to the change in the loss estimate for some Federal States.
(b)	Refers to tax credits from PIS and COFINS related to non-inclusion of ICMS in the basis (R$104,650 on 2021) and credits arising out of investment grant (R$96,767 on 2021), and other tax credits (R$2,277 on 2021).
(c)	Refers to tax benefits in Brazil arising out of adhesion to state tax amnesty programs by the subsidiary Avon Cosméticos Ltda.
(d)	Allocation to Instituto Natura of operating profit from sales of the non-cosmetic product line “Crer Para Ver”, specifically allocated to social projects aimed at the development of education quality.
(e)	Expenses related to the implementation of the subsidiary Avon integration and transformation plan, which is based on five pillars, namely: (1) renewal of the brand; (2) optimization of retail operations; (3) improvement of omni-channel; (4) improvement of operating efficiency; and (5) organization redesign.